SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than noted below, that would have required adjustment or disclosure in the consolidated financial statements.

On January 29, 2022, the Company entered into a Subscription Agreement with the Subscriber, pursuant to which the Subscriber agreed to purchase, and the Company agreed to sell the Subscriber, 5,000,000 shares of Class A common stock, par value of $0.0001 per share (the “Additional Pipe Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $50,000,000 in a private placement. Pursuant to the Subscription Agreement, the Additional PIPE Shares will be sold upon the same terms and conditions as those set forth in those certain Subscription Agreements entered into between the Company and certain other investors on September 8, 2021 in connection with the execution of the Business Combination Agreement among the Company, the Merger Sub and Energy Vault. The closing of the sale of the Additional PIPE Shares pursuant to the Subscription Agreement is contingent upon, among other customary closing conditions, the concurrent consummation of the Proposed Transactions. The purpose of the sale of the Additional PIPE Shares is to raise additional capital for use by the combined company following the closing of the Proposed Transactions.

ENERGY VAULT HOLDINGS, INC
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

On October 25, 2021, the Company entered into an Energy Storage System Agreement (‘Agreement’) with DG Fuels LLC (“DG Fuels”). Under the terms of the Agreement, the Company agreed to provide 1.6 gigawatt hours (GWh) of energy storage to support DG Fuels across multiple projects, the first of which is projected to commence in mid-2022 and is expected to be a 500 megawatt hour project (MWh) in Louisiana.

In addition, on October 29, 2021, the Company agreed to invest $1 million in DG Fuels pursuant to a convertible promissory note with DG Fuels.

15. SUBSEQUENT EVENTS

In January 2021, the Series B convertible preferred stock Tranche 3 deadline expired unexercised (Note 11).

In February 2021, the Company issued 358,453 shares of its Series B-1 convertible preferred stock for cash proceeds totaling $5,199,988. In March 2021, the Company issued 654,866 shares of its Series B-1 convertible preferred stock for cash proceeds totaling $9,499,987. In April 2021, the Company issued 42,738 shares of its Series B-1 convertible preferred stock for cash proceeds totaling $619,989.

In March 2021, the Company issued 55,000 shares of its common stock for cash proceeds totaling $5,500 for an exercise of stock option granted under the 2017 Stock Plan. The shares were fully vested.

In April 2021, the Company signed a three-year licensing contract with Oracle for NetSuite enterprise resource planning (ERP) system. Separately in May 2021, the Company signed a service agreement with the IT consulting firm Sikich to assist in the implementation of the new NetSuite ERP system.

In April 2021, the Company appointed Dr. Andrea Wuttke to the role of Chief Financial Officer. Prior to her role with the Company, Dr Wuttke was the Chief Financial Officer at Natel Energy, Inc. and held executive and senior international finance and capital market roles at Canadian Solar, Deutsche Bank RREEF Global Infrastructure Fund, and JPMorgan.

Merger with Novus Capital Corp II

On September 8, 2021, Novus Capital Corporation II (“Novus”) (NASDAQ:NXU), a SPAC announced that it had entered into a definitive agreement for a business combination that would result in the Company becoming a wholly owned subsidiary of Novus. The transaction is expected to close in the latter half of 2021, subject to approval from Novus and the Company’s shareholders.

Subscription Agreements

In connection with the proposed merger between Novus Capital Corporation II and the Company, Novus has entered into agreements (the “Subscription Agreements”) whereby shares of Novus Common Stock will be issued at a purchase price of $10.00 in a private placement or placements (the “Private Placements”), to be consummated immediately prior to the consummation of the merger. The closing of the sale of shares contemplated is contingent upon the concurrent consummation of the merger. The terms of the Subscription Agreement financing allow for the issuance of additional shares up to an aggregate value of $100 million.

Series C Preferred Stock Purchase Agreement

On August 30, 2021, the Company entered into the Series C Preferred Stock Purchase Agreement (the “Purchase Agreement”) to issue shares of the Company’s Series C Preferred Stock (the “Series C Preferred Stock”). 2,182,515 shares of Series C Preferred Stock have been issued for cash at a purchase price of $49.0258 per share for aggregate proceeds of $107 million. Each share of Series C Preferred Stock are convertible, at the option of the holder, at any time after the date of issuance. In addition, each share of Series C Preferred Stock will automatically be converted into shares of common stock upon an initial public offering, direct listing or SPAC merger.

Repayment of loan received under the Paycheck Protection Program (‘PPP’)

On September 3, 2021, the Company has repaid the outstanding loan amounting to $220,020 along with interest received under the Paycheck Protection Program.

Repayment of loan received under the Swiss Government COVID-19 Relief Loan

On September 8, 2021, the Company has repaid the outstanding loan amounting to $540,000 received under the Swiss Government COVID-19 Relief Loan.